Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of Outstanding Shares

The numbers of shares held by the shareholders on December 31, 2020, based on the most recent mandatory disclosures, are as follows:

	December 31, 2020	December 31, 2019
Maruho Deutschland Co., Ltd., Osaka Japan The total share of voting rights is assigned to Maruho Co., Ltd, Osaka, through the company Maruho Deutschland GmbH, Düsseldorf, which is controlled by the former.	13,399,965	13,047,754
Wilhelm Konrad Thomas Zours The voting rights through the chain of subsidiaries listed below are attributed to Mr. Zours: ● DELPHI Unternehmensberatung AG ● VV Beteiligungen AG ● Deutsche Balaton AG ● Deutsche Balaton Biotech AG ● Prisma Equity AG ● Sparta AG ● ABC Beteiligungen AG ● AEE Ahaus-Enscheder AG ●MARNA Beteiligungen AG ●Youbisheng Green Paper AG ●Strawtec Group AG	14,218,773	13,300,694
Free float	20,128,777	18,500,917
Total	47,747,515	44,849,365

Schedule of Stock Option Program
	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6
Number of options issued	425,000	130,500	329,000	300,500	180,000	333,485
Date of issue	18.04.2016	01.12.2016	28.04.2017	28.11.2017	07.05.2018	14.05.2019
Exercise price	EUR 2.49	EUR 3.28	EUR 4.02	EUR 3.33	EUR 5.73	EUR 6.708
Adjusted exercise price March 2018	EUR 2.25	EUR 3.04	EUR 3.78	EUR 3.09	-	-
End of vesting period	18.04.2020	01.12.2020	28.04.2021	28.11.2021	07.05.2022	14.05.2023
End of exercise window	18.04.2022	01.12.2022	28.04.2023	28.11.2023	07.05.2024	14.05.2025
Fair value per option	EUR 1.00	EUR 1.30	EUR 1.56	EUR 1.48	EUR 2.35	EUR 2.55
Share price volatility	50.59%	49.00%	47.00%	46.00%	47.00%	47.30%
Dividend yield	0%	0%	0%	0%	0%	0%
Share price yield	2,31%	7,00%	7,50%	7,60%	7,60%	7,60%
Risk-based interest rate	5.92%	13.26%	13.94%	14.05%	14.03%	13.35%
Fluctuation rate	12%	12%	12%	12%	9%	9%

Schedule of Stock Option Activity

The fair value of a stock option under this option program is determined on the basis of a Monte Carlo risk simulation. The pro rata amounts are recognized ratably over the vesting period as personnel expenses and an increase in the capital reserves.

2015 stock option program	December 31, 2020	December 31, 2019
Outstanding at the beginning of the period	1,496,985	1,252,000
Granted during the period	-	333,485
Forfeited during the period	215,500	88,500
Exercised during the period	260,000	-
Expired during the period	-	-
Outstanding at the end of the period	1,021,485	1,496,985
Exercisable at the end of the period	-	-
Range of exercise prices for outstanding options	EUR 2.25 – 6.708	EUR 2.25 - 6.708
Weighted average of remaining contractual life	35 months	44 months
Cost	EUR 293,000	EUR 360,000